Redeemable Noncontrolling Interests in Operating Partnership (Activity of Units in Operating Partnership) (Details) - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Summary of the activity of the operating partnership units
Performance LTIP units canceled (in shares)	0	(74,000)	0
Common Units
Summary of the activity of the operating partnership units
Units issued (in shares)	147,000	0	0
Partnership Interest
Summary of the activity of the operating partnership units
Outstanding at beginning of year (in shares)	1,992,000	1,960,000	1,944,000
Units issued (in shares)	34,000	48,000	70,000
Common units converted to common stock (in shares)	0	0	(2,000)
Conversion factor adjustment (in shares)	0	0	(170,000)
Outstanding at end of year (in shares)	2,194,000	1,992,000	1,960,000
Common units convertible/redeemable at end of year (in shares)	1,857,000	1,665,000	1,632,000
Partnership Interest | Common Units
Summary of the activity of the operating partnership units
Common units converted to common stock (in shares)	0	0	(2,000)
Performance LTIP units
Summary of the activity of the operating partnership units
Units issued (in shares)	21,000	58,000	118,000